Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [Line Items]
Interest bearing	$ 60,683
Non-interest bearing	93,306
Payables after notice	268,840
Payable on a fixed date	262,802	$ 291,632
Total	685,631	659,034
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	51,465
Non-interest bearing	83,952
Payables after notice	129,370
Payable on a fixed date	162,529
Total	427,316	407,926
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	8,929
Non-interest bearing	9,284
Payables after notice	138,267
Payable on a fixed date	76,350
Total	232,830	220,292
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	289
Non-interest bearing	70
Payables after notice	1,203
Payable on a fixed date	23,923
Total	25,485	30,816
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	5,009
Non-interest bearing	1,887
Payables after notice	733
Payable on a fixed date	18,982
Total	26,611	38,825
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	50,779
Non-interest bearing	54,740
Payables after notice	148,682
Payable on a fixed date	188,047
Total	442,248	400,679
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,895
Non-interest bearing	36,679
Payables after notice	119,425
Payable on a fixed date	55,773
Total	$ 216,772	$ 219,530